Related Party Transactions (Details)					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 03, 2015 USD ($) $ / shares shares	Sep. 22, 2015 member	Jan. 22, 2015 member	Mar. 10, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2011 USD ($)	Mar. 29, 2016 USD ($)	Jan. 27, 2016 USD ($)	Dec. 23, 2015	Dec. 04, 2015 USD ($)	Jun. 11, 2015 USD ($)
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling interest (greater than)					49.00%		49.00%
Write-off, allowance for doubtful accounts receivables					$ 127,000
Viggle points were redeemed for DDGG context entry fees							$ 39,000
Number of shares issued | shares	8,750,000
Shares issued, price per share (in dollars per share) | $ / shares	$ 0.47
Loans converted to common stock	$ 4,112,000						4,112,000	$ 0
Outstanding balances					26,882,000		26,882,000		$ 24,091,000	$ 15,000,000
Stated interest rate (as a percent)														12.00%
Line of Credit | Line of Credit Grid Note
Related Party Transaction [Line Items]
Outstanding balances	$ 8,675,000				4,563,000		4,563,000		3,000,000	0					$ 4,563,000
Current borrowing capacity					10,000,000		10,000,000		10,000,000							$ 10,000,000
Stated interest rate (as a percent)																12.00%
Line of Credit | Secured Revolving Loan
Related Party Transaction [Line Items]
Outstanding balances					1,500,000		1,500,000		0
Line of Credit | Secured Revolving Line of Credit
Related Party Transaction [Line Items]
Outstanding balances					88,000		88,000		0
Current borrowing capacity					$ 500,000		$ 500,000					$ 500,000
Common Stock
Related Party Transaction [Line Items]
Number of shares issued | shares	8,750,000
Shares issued, price per share (in dollars per share) | $ / shares	$ 0.47
Licensing Agreements
Related Party Transaction [Line Items]
Amortization period (in years)				10 years
Commissions on Sales and Reimbursement for Barter Transaction Expenses
Related Party Transaction [Line Items]
Expense from transactions with related party									471,000
Recapitalization Note
Related Party Transaction [Line Items]
Notes Receivable, Term											5 years
Notes receivable, interest rate, effective percentage											4.15%
Interest income, related party										85,000
Circle Entertainment Inc. | Legal and Administrative Services
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling interest (greater than)					10.00%		10.00%
Revenue from related parties							$ 14,000	20,000
Due from related parties					$ 0		0		113,000	86,000
Expense reimbursement from related parties									27,000	73,000
Affiliated Entity
Related Party Transaction [Line Items]
Reimbursement for services provided (as a percent)			20.00%
Affiliated Entity | Commissions on Sales and Reimbursement for Barter Transaction Expenses
Related Party Transaction [Line Items]
Revenue from related parties									487,000
Due to related parties									490,000
SFX Holding Corporation | Legal and Administrative Services
Related Party Transaction [Line Items]
Due from related parties									146,000	0
Expense reimbursement from related parties					42,000		167,000		978,000	398,000
Due from (to) related party					(139,000)		(139,000)		135,000
SFX Holding Corporation | Advertising Revenue
Related Party Transaction [Line Items]
Revenue from related parties							37,000
SFX Holding Corporation | Marketing Expense
Related Party Transaction [Line Items]
Expense from transactions with related party									450,000
SFX Holding Corporation | Audio Recognition And Related Loyalty Program Software License And Services Agreement [Member]
Related Party Transaction [Line Items]
Revenue from related parties					125,000	$ 125,000	375,000	$ 375,000	$ 500,000	146,000
Amounts of transaction				$ 5,000,000
Agreement term (in years)				10 years
Mr. Sillerman and affiliate | Legal and Administrative Services
Related Party Transaction [Line Items]
Due from related parties										6,000
Expense reimbursement from related parties										$ 7,000
SFX-94
Related Party Transaction [Line Items]
Number of employees hired | member		8
SFX-94 | Commissions on Sales and Reimbursement for Barter Transaction Expenses
Related Party Transaction [Line Items]
Number of employees hired | member			25
Commission on sales (as a percent)			25.00%
Expense from transactions with related party							424,000
Agreement term (in years)			3 years
Related Party, Termination Notice			90 days
Executive Chairman, Robert F.X. Sillerman | Recapitalization Note
Related Party Transaction [Line Items]
Notes Receivable, Related Parties											$ 3,242,000
Sillerman Investment Company VI LLC | Affiliated Entity | Line of Credit | Secured Revolving Loan
Related Party Transaction [Line Items]
Outstanding balances					1,500,000		1,500,000
Current borrowing capacity													$ 1,500,000
Stated interest rate (as a percent)													12.00%
Sillerman Investment Company VI LLC | Affiliated Entity | Line of Credit | Secured Revolving Line of Credit
Related Party Transaction [Line Items]
Outstanding balances					$ 88,000		$ 88,000
Current borrowing capacity												$ 500,000
Stated interest rate (as a percent)												12.00%
Director | Sillerman Investment Company VI LLC | Affiliated Entity
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling interest (greater than)													10.00%